Interest Rate Benchmark Reform - Schedule of Amounts Affected by IBOR Reform (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Derivative financial instruments	£ 2,407	£ 1,681
Other financial assets at fair value through profit or loss	129	185
Total assets	285,213	287,098	£ 292,332
Liabilities
Derivative financial instruments	951	777
Other financial liabilities at fair value through profit or loss	803	803
Total liabilities	270,806	270,996	£ 276,396
Total
Assets
Derivative financial instruments	1,665	1,480
Other financial assets at fair value through profit or loss		8
Financial assets at amortised cost	133	1,455
Total assets	1,798	2,943
Liabilities
Derivative financial instruments	1,912	2,169
Other financial liabilities at fair value through profit or loss		5
Financial liabilities at amortised cost		219
Total liabilities	1,912	2,393
Off-balance sheet commitments given	2	397
GBP LIBOR
Assets
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss		8
Financial assets at amortised cost	76	1,373
Total assets	76	1,381
Liabilities
Derivative financial instruments	66	338
Other financial liabilities at fair value through profit or loss		0
Financial liabilities at amortised cost		34
Total liabilities	66	372
Off-balance sheet commitments given	2	338
USD LIBOR
Assets
Derivative financial instruments	1,665	1,480
Other financial assets at fair value through profit or loss		0
Financial assets at amortised cost	57	81
Total assets	1,722	1,561
Liabilities
Derivative financial instruments	1,846	1,831
Other financial liabilities at fair value through profit or loss		5
Financial liabilities at amortised cost		185
Total liabilities	1,846	2,021
Off-balance sheet commitments given	0	59
Other
Assets
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss		0
Financial assets at amortised cost	0	1
Total assets	0	1
Liabilities
Derivative financial instruments	0	0
Other financial liabilities at fair value through profit or loss		0
Financial liabilities at amortised cost		0
Total liabilities	0	0
Off-balance sheet commitments given	£ 0	£ 0